Financial Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total recognized in other comprehensive loss	$ (4,766)	$ 0	$ 0
2021 Bonds [Member]
Change in fair value of derivatives	(9,542)	(3,167)
Designated as Hedging Instrument [Member]
Reclassification to other income / (expense), net	(3,009)	0
Total recognized in other comprehensive loss	(4,766)	0
Designated as Hedging Instrument [Member] | 2022 Bonds [Member]
Cross-currency swap agreement	(1,757)	0
Not Designated as Hedging Instrument [Member]
Total recognized in other income / (expense), net	(11,800)	(3,541)
Not Designated as Hedging Instrument [Member] | 2021 Bonds [Member]
Total recognized in other income / (expense), net	$ (2,258)	$ (374)